Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of Information About Provisions

	Restoration 1 US$m	Employee benefits US$m	Onerous contracts 2 US$m	Other US$m	Total US$m

Year ended 31 December 2022

At 1 January 2022	2,218	286	214	106	2,824

Acquisitions through business combination 3	4,310	329	-	165	4,804

Change in provision	(382)	(98)	(216)	137	(559)

Unwinding of present value discount	107	-	2	1	110

Carrying amount at 31 December 2022	6,253	517	-	409	7,179

Current	575	331	-	313	1,219

Non-current	5,678	186	-	96	5,960

Net carrying amount	6,253	517	-	409	7,179

Year ended 31 December 2021

At 1 January 2021	2,134	295	349	129	2,907

Change in provision	60	(9)	(140)	(23)	(112)

Unwinding of present value discount	24	-	5	-	29

Carrying amount at 31 December 2021	2,218	286	214	106	2,824

Current	235	269	-	101	605

Non-current	1,983	17	214	5	2,219

Net carrying amount	2,218	286	214	106	2,824

1.
2022 change in provision is due to a revision of discount rates of $978 million (primarily due to an increase in risk free rates) and provisions used of $262 million, offset by changes in estimates of $858 million. Changes in estimates are due to new activities, increase in scope of removal and cost and rate escalations supported by the most recent estimates and benchmarks.

2.	2022 change in provision is due to changes in estimates of $245 million offset by provisions used of $29 million.
3.
Acquisitions through business combination have been recognised on a provisional basis. Adjustments will be made to the provisional amounts if new information is obtained within 12 months from the acquisition date. Refer to Note B.5 for details.

Summary of Oil And Gas Pricing	The nominal TTF, Brent oil prices and HH gas prices used at 31 December 2022 were:

	2023	2024	2025	2026	2027
TTF (US$/MMBtu)	47.9	36.4	22.3	8.8	9.0
Brent (US$/bbl)	87	78	74	76	77	2
HH (US$/MMBtu)	6.1	4.7	4.0	4.1	4.2	3

1. For committed volumes, contracted pricing has been applied.
2. Long-term oil prices are based on US$70/bbl (2022 real terms) from 2025 and prices are escalated at 2.0% onwards.
3. Long-term gas prices are based on US$3.8/MMBtu (2022 real terms) from 2025. All long-term prices are escalated at 2.0%.